UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-4840

The Tocqueville Trust
 (Exact name of registrant as specified in charter)

The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Address of principal executive offices) (Zip code)

Robert W. Kleinschmidt
The Tocqueville Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
 (Name and address of agent for service)

(212) 698-0800
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2017

Date of reporting period:  July 31, 2017

Item 1. Schedule of Investments.

The Tocqueville Fund
Schedule of Investments as of July 31, 2017
(Unaudited)
	Shares	Value
Common Stocks - 95.6%
Automobiles & Components - 1.4%
Ford Motor Co.	350,000	$3,927,000
Banks - 0.8%
Bank of America Corp.	100,000	2,412,000
Capital Goods - 10.1%
Arconic, Inc.	150,000	3,718,500
Caterpillar, Inc.	25,000	2,848,750
General Electric Co.	300,000	7,683,000
Illinois Tool Works, Inc.	40,000	5,628,400
Snap-on, Inc.	10,000	1,542,000
The Boeing Co.	30,000	7,273,800
		28,694,450
Commercial & Professional Services - 1.0%
Steelcase, Inc. - Class A	200,000	2,730,000
Consumer Services - 2.2%
McDonald's Corp.	40,000	6,205,600
Diversified Financials - 4.5%
Lazard Ltd. - Class A (a)	100,000	4,671,000
Synchrony Financial	50,000	1,516,000
The Bank of New York Mellon Corp.	125,000	6,628,750
		12,815,750
Energy - 6.2%
Exxon Mobil Corp.	100,000	8,004,000
Noble Energy, Inc.	100,000	2,891,000
Schlumberger Ltd. (a)	100,000	6,860,000
		17,755,000
Food & Staples Retailing - 2.8%
Wal-Mart Stores, Inc.	100,000	7,999,000
Food, Beverage & Tobacco - 3.8%
Campbell Soup Co.	75,000	3,962,250
The Coca-Cola Co.	150,000	6,876,000
		10,838,250
Health Care Equipment & Services - 0.9%
Abbott Laboratories	50,000	2,459,000
Household & Personal Products - 5.7%
Colgate-Palmolive Co.	100,000	7,220,000
The Procter & Gamble Co.	100,000	9,082,000
		16,302,000
Insurance - 1.4%
Aflac, Inc.	50,000	3,987,500
Materials - 7.3%
Alcoa Corp.	100,000	3,640,000
BHP Billiton Ltd. - ADR (a)	50,000	2,083,000
EI du Pont de Nemours & Co.	100,000	8,221,000
Potash Corp of Saskatchewan, Inc.(a)	50,000	895,000
Sonoco Products Co.	75,000	3,636,000
U.S. Concrete, Inc. (b)	30,000	2,350,500
		20,825,500

Media - 1.1%
The Walt Disney Co.	27,500	3,023,075
Pharmaceuticals, Biotechnology & Life Sciences - 11.7%
Alkermes PLC (a)(b)	75,000	4,080,750
Biogen, Inc. (b)	5,000	1,447,950
Ionis Pharmaceuticals, Inc. (b)	75,000	3,930,000
Johnson & Johnson	70,000	9,290,400
Merck & Co., Inc.	125,000	7,985,000
Pfizer, Inc.	200,000	6,632,000
		33,366,100
Retailing - 4.3%
Amazon.com, Inc. (b)	10,000	9,877,800
Williams-Sonoma, Inc.	50,000	2,321,500
		12,199,300
Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	200,000	8,862,000
Intel Corp.	190,000	6,739,300
QUALCOMM, Inc.	90,000	4,787,100
		20,388,400
Software & Services - 11.6%
Alphabet, Inc. - Class A (b)	7,000	6,618,500
Automatic Data Processing, Inc.	75,000	8,918,250
Facebook, Inc. - Class A (b)	50,000	8,462,500
Microsoft Corp.	125,000	9,087,500
		33,086,750
Technology Hardware & Equipment - 3.0%
Apple, Inc.	40,000	5,949,200
Bio-key International, Inc. (b)(c)(d)(e) (Originally acquired 09/16/2005, Cost $0)	1,963	–
Diebold Nixdorf, Inc.	100,000	2,340,000
Palo Alto Networks, Inc. (b)	1,300	171,314
		8,460,514
Telecommunication Services - 1.7%
Verizon Communications, Inc.	100,000	4,840,000
Transportation - 3.1%
Delta Air Lines, Inc.	150,000	7,404,000
Kansas City Southern	15,000	1,547,850
		8,951,850
Utilities - 3.8%
NextEra Energy, Inc.	75,000	10,956,750
Total Common Stocks (Cost $143,648,422)		272,223,789

Preferred Stock - 0.0%
Health Care Equipment & Supplies - 0.0%
Zymequest, Inc. (b)(c)(d)(e) (Originally aquired 10/13/2016, Cost $1,963)	400,000	1,600
Total Preferred Stock (Cost $–)		1,600

Real Estate Investment Trust (REIT) - 2.3%
Real Estate - 2.3%
Weyerhaeuser Co.	200,000	6,604,000
Total Real Estate Investment Trust (Cost $3,645,642)		6,604,000

Exchange-Traded Fund (ETF) - 1.1%
Metals & Mining - 1.1%
SPDR S&P Metals & Mining ETF	100,000	3,144,000
Total Exchange-Traded Fund (Cost $1,495,845)		3,144,000

Short-Term Investment - 0.5%
Money Market Fund - 0.5%
STIT-Treasury Portfolio - Institutional Class, 0.900% (f)	1,342,651	1,342,651
Total Short-Term Investment (Cost $1,342,651)		1,342,651

Total Investments (Cost $150,132,560) - 99.5%		283,316,040
Other Assets in Excess of Liabilities - 0.5%		1,475,382
Total Net Assets - 100.0%		$284,791,422

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Foreign issued security. Foreign concentration(including ADR's) was as follows: Australia 0.7%; Bermuda 1.6%; Canada 0.3%; Curacao 2.4%; Ireland 1.4%.
(b)	Non-income producing security.
(c)	Denotes a security that is either fully or partially restricted to resale. The aggregate value of restricted securities as of July 31, 2017 was $1,600 which represented 0.0% of net assets.
(d)	Security is fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2017 was $1,600 which represented 0.0% of net assets.
(e)	Security is considered illiquid and may be difficult to sell.
(f)	Rate listed is the 7-day effective yield.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Opportunity Fund
Schedule of Investments as of July 31, 2017
(Unaudited)
	Shares	Value
Common Stocks - 98.3%
Automobiles & Components - 0.9%
Adient PLC (a)	1,500	$98,205
Delphi Automotive PLC (a)	2,500	226,050
Lear Corp.	1,000	148,190
Tesla, Inc. (b)	250	80,868
Thor Industries, Inc.	1,500	158,025
		711,338
Banks - 1.1%
Bank of the Ozarks, Inc.	3,000	129,450
Enterprise Financial Services Corp.	2,500	98,875
First Financial Bankshares, Inc.	1,500	64,875
Home BancShares, Inc.	4,000	99,200
Pinnacle Financial Partners, Inc.	3,500	223,650
South State Corp.	1,000	83,750
SVB Financial Group (b)	1,000	178,440
		878,240
Capital Goods - 7.1%
Acuity Brands, Inc.	250	50,662
AO Smith Corp.	7,500	401,625
Donaldson Co., Inc.	3,000	142,470
Esterline Technologies Corp. (b)	500	48,250
Fortune Brands Home & Security, Inc.	4,500	295,515
Granite Construction, Inc.	1,500	73,530
HD Supply Holdings, Inc. (b)	500	16,245
HEICO Corp.	1,500	120,555
Hexcel Corp.	3,600	184,212
Hubbell, Inc.	1,700	201,943
IDEX Corp.	2,500	291,350
Lennox International, Inc.	2,500	427,500
Lincoln Electric Holdings, Inc.	1,500	130,890
Masonite International Corp. (a)(b)	500	38,825
MasTec, Inc. (b)	3,000	138,600
Nordson Corp.	4,000	508,000
RBC Bearings, Inc. (b)	1,000	103,340
SiteOne Landscape Supply, Inc. (b)	7,500	393,750
Spirit AeroSystems Holdings, Inc. - Class A	500	30,215
The Middleby Corp. (b)	2,000	261,360
The Toro Co.	2,500	177,725
TransDigm Group, Inc.	800	225,712
United Rentals, Inc. (b)	2,250	267,660
WABCO Holdings, Inc. (b)	1,800	247,626
Wabtec Corp.	500	37,680
Watsco, Inc.	2,500	376,925
Welbilt, Inc. (b)	5,000	97,450
Woodward, Inc.	2,500	174,850
		5,464,465
Commercial & Professional Services - 0.5%
Copart, Inc. (b)	5,400	170,046
Equifax, Inc.	500	72,720
TransUnion (b)	3,500	160,405
		403,171

Consumer Durables & Apparel - 0.4%
Cavco Industries, Inc. (b)	500	65,200
Leggett & Platt, Inc.	3,000	144,540
Mohawk Industries, Inc. (b)	500	124,495
		334,235
Consumer Services - 0.3%
Domino's Pizza, Inc.	500	93,250
Restaurant Brands International LP	37	2,207
Vail Resorts, Inc.	500	105,380
		200,837
Diversified Financials - 2.1%
CBOE Holdings, Inc.	3,500	330,855
CME Group, Inc.	1,500	183,930
FactSet Research Systems, Inc.	800	133,776
MarketAxess Holdings, Inc.	2,500	507,225
MSCI, Inc.	1,500	163,425
SEI Investments Co.	3,000	169,530
The Charles Schwab Corp.	3,000	128,700
		1,617,441
Health Care Equipment & Services - 2.7%
ABIOMED, Inc. (b)	500	74,045
Align Technology, Inc. (b)	1,500	250,845
Cardiovascular Systems, Inc. (b)	4,500	141,975
DexCom, Inc. (b)	2,000	133,220
Glaukos Corp. (b)	500	20,090
IDEXX Laboratories, Inc. (b)	2,500	416,150
Intuitive Surgical, Inc. (b)	300	281,478
iRhythm Technologies, Inc. (b)	3,500	144,760
K2M Group Holdings, Inc. (b)	16,000	389,280
Teleflex, Inc.	1,000	207,220
		2,059,063
Materials - 2.8%
AptarGroup, Inc.	1,500	121,395
Axalta Coating Systems Ltd. (a)(b)	500	15,750
Berry Global Group, Inc. (b)	4,000	224,320
The Chemours Co.	10,000	476,100
Eagle Materials, Inc.	1,000	94,100
GCP Applied Technologies, Inc. (b)	2,500	75,750
Martin Marietta Materials, Inc.	1,400	317,002
Packaging Corp. of America	3,500	383,180
RPM International, Inc.	1,500	77,805
Sealed Air Corp.	1,000	43,510
The Sherwin-Williams Co.	250	84,317
U.S. Concrete, Inc. (b)	1,500	117,525
Worthington Industries, Inc.	1,500	76,005
		2,106,759

Media - 0.1%
Liberty Media Corp - Liberty SiriusXM - Class C (b)	1,000	46,000
Pharmaceuticals, Biotechnology & Life Sciences - 31.4%
ACADIA Pharmaceuticals, Inc. (b)	15,000	446,550
Aclaris Therapeutics, Inc. (b)	6,000	172,800
Advaxis, Inc. (b)	10,000	64,700
Aerie Pharmaceuticals, Inc. (b)	45,000	2,443,500
Affimed NV (a)(b)	4,500	9,900
Agios Pharmaceuticals, Inc. (b)	500	27,970
Alkermes PLC (a)(b)	4,500	244,845
Alnylam Pharmaceuticals, Inc. (b)	12,000	992,880
Avexis, Inc. (b)	5,000	463,250
Axovant Sciences Ltd. (a)(b)	10,000	229,200
Bellicum Pharmaceuticals, Inc. (b)	1,000	10,580
Bluebird Bio, Inc. (b)	21,500	2,026,375
Cellectis SA - ADR (a)(b)	500	12,105
Clovis Oncology, Inc. (b)	20,000	1,696,200
DBV Technologies SA - ADR (a)(b)	500	22,270
Dermira, Inc. (b)	2,500	68,825
Five Prime Therapeutics, Inc. (b)	500	14,070
Forward Pharma A/S - ADR (a)(b)	1,000	22,520
Genfit (a)(b)	500	15,987
Genmab A/S (a)(b)	8,500	1,933,463
GW Pharmaceuticals PLC - ADR (a)(b)	2,000	223,560
Incyte Corp. (b)	19,500	2,599,155
Inovio Pharmaceuticals, Inc. (b)	1,000	5,560
Intra-Cellular Therapies, Inc. (b)	4,000	46,280
Ionis Pharmaceuticals, Inc. (b)	500	26,200
Iovance Biotherapeutics, Inc. (b)	3,000	17,550
Kite Pharma, Inc. (b)	12,500	1,355,125
La Jolla Pharmaceutical Co. (b)	1,500	44,445
Mettler-Toledo International, Inc. (b)	850	487,118
Neurocrine Biosciences, Inc. (b)	3,000	144,090
Portola Pharmaceuticals, Inc. (b)	3,500	215,950
Sage Therapeutics, Inc. (b)	35,000	2,791,250
Sarepta Therapeutics, Inc. (b)	1,500	57,870
Seattle Genetics, Inc. (b)	7,000	353,500
Spark Therapeutics, Inc. (b)	33,000	2,343,000
TESARO, Inc. (b)	19,000	2,425,540
Ultragenyx Pharmaceutical, Inc. (b)	500	33,160
Xencor, Inc. (b)	1,500	35,025
		24,122,368
Retailing - 0.6%
Netflix, Inc. (b)	1,000	181,660
Pool Corp.	1,000	108,120
Ulta Beauty, Inc. (b)	650	163,287
		453,067

Semiconductors & Semiconductor Equipment - 10.7%
Advanced Micro Devices, Inc. (b)	2,500	34,025
ams AG (a)	10,500	757,407
Broadcom Ltd. (a)	2,500	616,650
Cavium, Inc. (b)	5,000	309,700
Impinj, Inc. (b)	23,000	1,130,220
Inphi Corp. (b)	20,000	768,000
Lam Research Corp.	500	79,730
MACOM Technology Solutions Holdings, Inc. (b)	4,000	242,200
NVIDIA Corp.	23,000	3,737,730
Skyworks Solutions, Inc.	2,500	262,175
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (a)	500	17,980
Xilinx, Inc.	4,000	253,040
		8,208,857
Software & Services - 28.8%
Activision Blizzard, Inc.	11,000	679,580
Adobe Systems, Inc. (b)	7,500	1,098,675
Alibaba Group Holding Ltd. - ADR (a)(b)	2,500	387,375
ANSYS, Inc. (b)	1,000	129,550
Aspen Technology, Inc. (b)	3,000	170,610
Baidu, Inc. - ADR (a)(b)	2,000	452,700
Cadence Design Systems, Inc. (b)	5,000	184,500
CoStar Group, Inc. (b)	200	55,110
Electronic Arts, Inc. (b)	3,000	350,220
EPAM Systems, Inc. (b)	2,000	171,860
Euronet Worldwide, Inc. (b)	2,000	193,220
Facebook, Inc. - Class A (b)	4,500	761,625
Fair Isaac Corp.	2,500	356,375
FleetCor Technologies, Inc. (b)	1,000	152,060
Fortinet, Inc. (b)	3,500	129,185
Gartner, Inc. (b)	1,000	128,320
Global Payments, Inc.	3,500	330,295
Guidewire Software, Inc. (b)	1,500	108,240
New Relic, Inc. (b)	38,500	1,807,960
Nutanix, Inc. - Class A (b)	25,000	531,125
Paycom Software, Inc. (b)	15,000	1,051,350
Paylocity Holding Corp. (b)	45,000	2,046,150
Pegasystems, Inc.	13,000	785,850
Proofpoint, Inc. (b)	16,000	1,363,840
PTC, Inc. (b)	1,500	82,785
Red Hat, Inc. (b)	3,500	346,045
salesforce.com, Inc. (b)	4,500	408,600
ServiceNow, Inc. (b)	23,000	2,540,350
Shopify, Inc. - Class A (a)(b)	15,000	1,385,550
Splunk, Inc. (b)	3,500	210,035
SS&C Technologies Holdings, Inc.	2,000	77,520
Tableau Software, Inc. - Class A (b)	2,000	128,900
Tencent Holdings Ltd. (a)	2,500	100,310
The Ultimate Software Group, Inc. (b)	2,800	631,988
Total System Services, Inc.	2,000	126,920
Tyler Technologies, Inc. (b)	1,500	257,715
Vantiv, Inc. - Class A (b)	6,500	413,075
Wirecard AG (a)	1,500	114,870
Workday, Inc. - Class A (b)	15,000	1,531,650
Zillow Group, Inc. - Class A (b)	7,501	340,770
		22,122,858

Technology Hardware & Equipment - 8.4%
Fabrinet (a)(b)	17,000	765,170
Finisar Corp. (b)	28,000	762,160
II-VI, Inc. (b)	13,000	495,300
Lumentum Holdings, Inc. (b)	25,000	1,565,000
Oclaro, Inc. (b)	186,000	1,819,080
Universal Display Corp.	3,000	361,800
Viavi Solutions, Inc. (b)	60,000	658,200
Western Digital Corp.	500	42,560
		6,469,270
Transportation - 0.4%
Old Dominion Freight Line, Inc.	800	76,728
XPO Logistics, Inc. (b)	4,000	240,440
		317,168
Total Common Stocks (Cost $56,562,771)		75,515,137

Real Estate Investment Trusts (REITs)- 0.3%
Real Estate - 0.3%
DuPont Fabros Technology, Inc.	3,000	186,990
Equinix, Inc.	1	451
Total Real Estate Investment Trusts (Cost $181,247)		187,441

Exchange-Traded Fund (ETF) - 0.4%
Funds, Trusts, and Other Financial Vehicles - 0.4%
Direxion Daily Semiconductors Bull 3x Shares	3,500	326,095
Total Exchange-Traded Fund (Cost $342,522)		326,095

Purchased Call Options - 1.2%	Contracts
Banks - 0.0%
Bank of America Corp.
Expiration: November 2017, Exercise Price $26.00 (b)	450	20,700
Consumer Durables & Apparel - 0.1%
Hanesbrands, Inc.
Expiration: October 2017, Exercise Price $24.00 (b)	500	40,000
Diversified Financials - 0.0%
Synchrony Financial
Expiration: September 2017, Exercise Price $37.00 (b)	300	750
Energy - 0.0%
Targa Resources Corp.
Expiration: October 2017, Exercise Price $52.50 (b)	200	12,500
Food, Beverage & Tobacco - 0.0%
Tyson Foods, Inc.
Expiration: October 2017, Exercise Price $67.50 (b)	400	38,000
Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
Allergan PLC
Expiration: August 2017, Exercise Price $260.00 (b)	250	54,250
Bristol-Myers Squibb Co.
Expiration: September 2017, Exercise Price $60.00 (b)	400	24,400
		78,650
Technology Hardware & Equipment - 0.5%
Apple, Inc.
Expiration: November 2017, Exercise Price $145.00 (b)	200	197,000
Finisar Corp.
Expiration: January 2018, Exercise Price $28.00 (b)	400	138,000
		335,000

Transportation - 0.5%
American Airlines Group, Inc.
Expiration: August 2017, Exercise Price $45.00 (b)	500	278,000
American Airlines Group, Inc.
Expiration: November 2017, Exercise Price $55.00 (b)	350	59,850
Delta Air Lines, Inc.
Expiration: September 2017, Exercise Price $55.00 (b)	1,500	39,000
		376,850
Total Purchased Call Options (Cost $1,247,404)		902,450

Short-Term Investment - 0.0%	Shares
Money Market Fund - 0.0%
STIT-Treasury Portfolio - Institutional Class, 0.900% (c)	31,346	31,346
Total Short-Term Investment (Cost $31,346)		31,346

Total Investments (Cost $58,365,290) - 100.2%		76,962,469
Liabilities in Excess of Other Assets - (0.2)%		(149,758)
Total Net Assets - 100.0%		$76,812,711

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)
Foreign issued security.  Foreign concentration (including ADR's) was as follows: Austria 1.0%; Bermuda 0.3%; Canada 1.9%; Cayman Islands 2.2%; Denmark 2.5%; France 0.1%; Germany 0.1%; Ireland 0.4%; Jersey 0.3%; Netherlands 0.0%; Singapore 0.8%; Taiwan 0.0%; United Kingdom 0.3%.

(b)	Non-income producing security.
(c)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville International Value Fund
Schedule of Investments as of July 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 86.7%
Australia - 1.6%
BHP Billiton Ltd. - ADR	357,000	$14,872,620
Belgium - 2.2%
Groupe Bruxelles Lambert SA	200,000	20,512,419
Brazil - 1.6%
Ambev SA - ADR	2,405,000	14,622,400
Canada - 2.4%
Goldcorp, Inc.	635,050	8,338,206
Potash Corp of Saskatchewan, Inc.	798,260	14,288,854
		22,627,060
Denmark - 2.1%
ISS A/S	475,879	19,508,592
Finland - 1.6%
Nokia OYJ - ADR	2,325,000	14,856,750
France - 15.4%
Bollore SA	3,981,550	18,472,881
Bureau Veritas SA	745,000	16,974,494
Cie de Saint-Gobain	311,456	17,281,619
IPSOS	323,615	11,176,023
Publicis Groupe SA	331,300	25,051,653
Sanofi	226,030	21,538,107
Sopra Steria Group	125,483	21,700,342
Zodiac Aerospace	403,989	11,553,109
		143,748,228
Germany - 7.8%
Bayer AG	189,000	23,938,882
Infineon Technologies AG	805,115	17,484,038
Siemens AG - ADR	288,200	19,545,724
Wacker Neuson SE	438,519	11,772,255
		72,740,899
Hong Kong - 1.3%
Clear Media Ltd.	9,993,100	11,962,345
Ireland - 2.5%
CRH PLC	458,063	16,078,356
DCC PLC	81,195	7,138,052
		23,216,408
Japan - 16.3%
Amano Corp.	937,400	21,333,532
FANUC Corp.	98,200	20,077,466
Hitachi Ltd.	3,567,440	24,543,331
Hoya Corp.	246,400	13,893,745
Kao Corp.	240,000	14,612,289
Makita Corp.	470,000	18,384,291
Miraca Holdings, Inc.	305,100	13,922,443
MISUMI Group, Inc.	266,600	6,611,634
SMC Corp.	28,015	8,906,173
Toho Co., Ltd.	278,880	10,050,117
		152,335,021

Netherlands - 3.6%
Akzo Nobel NV	181,400	16,422,830
Unilever NV - ADR	289,000	16,811,130
		33,233,960
Netherlands Antilles - 2.3%
Schlumberger Ltd.	309,800	21,252,280
Singapore - 0.5%
Global Logistic Properties Ltd.	2,046,280	4,994,214
Spain - 3.7%
Applus Services SA	1,549,105	19,952,087
Banco Santander SA	2,171,300	14,782,524
		34,734,611
Sweden - 1.0%
Telefonaktiebolaget LM Ericsson	1,438,200	9,308,623
Switzerland - 5.0%
Credit Suisse Group AG - ADR	885,400	13,590,890
Novartis AG - ADR	251,500	21,427,800
UBS Group AG	674,350	11,753,920
		46,772,610
United Kingdom - 13.5%
AVEVA Group PLC	752,000	19,687,175
British American Tobacco PLC - ADR	130,000	8,127,600
Countrywide PLC	4,264,021	8,664,235
Diageo PLC - ADR	167,000	21,805,190
Kingfisher PLC	1,526,325	5,923,296
Lloyds Banking Group PLC	15,617,160	13,501,636
Royal Dutch Shell PLC - ADR	334,000	19,325,240
Smiths Group PLC	686,170	13,898,290
Travis Perkins PLC	786,500	15,752,315
		126,684,977
United States - 2.3%
Aflac, Inc.	230,000	18,342,500
Oceaneering International, Inc.	150,000	3,847,500
		22,190,000
Total Common Stocks (Cost $673,356,027)		810,174,017

Preferred Stocks - 4.2%
Brazil - 1.6%
Telefonica Brasil SA - ADR	997,000	14,835,360
Republic of Korea - 2.6%
Samsung Electronics Co., Ltd.	14,300	24,655,836
Total Preferred Stocks (Cost $28,863,268)		39,491,196

Real Estate Investment Trust (REIT) - 1.0%
Mexico - 1.0%
Fibra Uno Administracion SA de CV	4,932,556	9,190,444
Total Real Estate Investment Trust (Cost $8,268,635)		9,190,444

Short-Term Investments - 8.2%
Money Market Fund - 4.9%
STIT-Treasury Portfolio - Institutional Class , 0.900% (a)	45,547,433	45,547,433

	Principal
Money Market Deposit Account - 3.3%	Amount
U.S Bank Money Market Deposit Account, 0.300% (b)	$30,722,460	30,722,460
Total Short-Term Investments (Cost $76,269,893)		76,269,893

Total Investments (Cost $786,757,823) - 100.1%		935,125,550
Liabilities in Excess of Other Assets - (0.1)%		(926,967)
Total Net Assets - 100.0%		$934,198,583

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Rate listed is the 7-day effective yield.
(b)	Variable rate security. The rate listed is as of 07/31/2017.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

Schedule of Open Forward Currency Contract
July 31, 2017
(Unaudited)
Counterparty of Contract	Forward Settlement Date	Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Amount of Currency to be Received	Unrealized Depreciation
U.S. Bank	09/08/2017	U.S. Dollars	Japanese Yen	3,242,000,000	29,227,219	$(234,281)
						$(234,281)

The Tocqueville Gold Fund
Schedule of Investments as of July 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 85.9%
Gold Related Securities - 77.8%
Australia - 5.3%
Evolution Mining Ltd.	12,386,774	$21,998,911
Independence Group NL	4,576,400	11,019,971
Newcrest Mining Ltd.	1,925,100	31,109,616
		64,128,498
Canada - 59.2%
Agnico Eagle Mines Ltd.	530,073	24,759,710
Agnico Eagle Mines Ltd. (a)	526,485	24,581,265
Alacer Gold Corp. (b)	4,091,800	6,826,504
Alamos Gold, Inc. - Class A	6,073,000	43,057,570
Almaden Minerals Ltd. (b)(c)	5,607,319	6,656,372
Almadex Minerals Ltd. (b)	1,240,000	1,133,828
Argonaut Gold, Inc. (b)	2,837,000	4,983,381
ATAC Resources Ltd. (b)(c)	10,016,891	4,900,985
AuRico Metals, Inc. (b)(c)	7,411,437	7,014,635
B2Gold Corp. (b)	13,130,700	33,089,364
Barkerville Gold Mines Ltd. (b)(d)(e)(f)(Originally acquired 05/12/17, Cost $4,926,516)	7,110,000	5,085,781
Corvus Gold, Inc. (b)(c)	3,350,901	2,159,656
Corvus Gold, Inc.(a)(b)(c)	13,030,000	8,360,938
Dalradian Resources, Inc. (b)	1,750,000	2,170,175
Dalradian Resources, Inc. (a)(b)	6,404,000	7,961,660
Detour Gold Corp. (b)	3,452,200	43,417,282
East Asia Minerals Corp. (b)(c)	13,290,993	3,091,548
Eldorado Gold Corp.	3,181,785	6,745,384
Eldorado Gold Corp.(a)	1,000,000	2,117,506
Falco Resources Ltd. (b)(c)	16,222,300	13,271,904
Franco-Nevada Corp.	894,900	64,837,631
GoGold Resources, Inc. (b)(c)	15,289,000	6,867,327
Goldcorp, Inc.	1,835,910	24,105,752
IAMGOLD Corp. (b)	4,294,500	23,190,300
International Tower Hill Mines Ltd. (b)(c)	5,738,836	2,984,769
International Tower Hill Mines Ltd. (a)(b)(c)	20,331,298	10,599,835
Jaguar Mining, Inc. (b)(c)(d)(e)(f)(Originally acquired 06/14/17, Cost $1,220,000)	3,770,909	770,666
Jaguar Mining, Inc. (a)(b)(c)	65,858,798	13,734,339
Klondex Mines Ltd. (b)	2,958,500	9,420,690
Novagold Resources, Inc. (b)	3,442,300	15,387,081
NuLegacy Gold Corp. (b)(c)	28,556,090	5,726,106
OceanaGold Corp.	4,431,459	12,093,452
OceanaGold Corp. (a)	6,649,600	18,187,396
Osisko Gold Royalties Ltd. (c)	3,184,740	40,896,481
Osisko Mining, Inc. (b)(c)	5,704,239	20,588,791
Pan American Silver Corp.	3,154,298	53,149,921
Premier Gold Mines Ltd. (b)(c)	9,643,160	26,220,423
Richmont Mines, Inc. (b)	1,739,500	14,496,415
Rockhaven Resources Ltd.	4,631,500	594,377
SEMAFO, Inc. (b)(c)	11,467,000	27,560,934
Strategic Metals Ltd. (b)(c)	10,463,400	3,692,718
Torex Gold Resources, Inc. (b)(c)	2,366,950	43,152,816
Trifecta Gold Ltd. (b)(c)	2,325,200	363,677
Wheaton Precious Metals Corp.	1,561,075	31,705,433
		721,712,778

Jersey - 2.9%
Randgold Resources Ltd. - ADR	386,400	35,912,016
United Kingdom - 3.3%
Fresnillo PLC	1,965,300	39,828,752
United States - 7.1%
Electrum Ltd.(b)(d)(e)(f)(Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	702,005
Newmont Mining Corp.	1,159,000	43,080,030
Royal Gold, Inc.	495,600	42,948,696
		86,730,731
Total Gold Related Securities		948,312,775

Other Precious Metals Related Securities - 7.5%
Canada - 7.0%
Bear Creek Mining Corp. (b)(c)	7,413,200	14,983,970
Ivanhoe Mines Ltd. - Class A (b)	7,882,379	31,105,919
MAG Silver Corp. (b)(c)	2,827,100	38,957,438
Plata Latina Minerals Corp.	324,000	7,796
		85,055,123
United States - 0.5%
Sunshine Mining & Refining(b)(d)(e)(f)(Originally acquired 03/15/11, Cost $18,353,107)	1,633,545	5,717,407
Total Other Precious Metals Related Securities		90,772,530

Other Securities - 0.6%
United States - 0.6%
Gold Bullion International LLC(b)(c)(d)(e)(f)(Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,893,000
I-Pulse, Inc.(b)(d)(e)(f)(Originally acquired 10/09/07, Cost $175,524)	74,532	640,975
Total Other Securities		7,533,975
Total Common Stocks (Cost $1,130,284,420)		1,046,619,280

Private Fund - 1.4%
Gold Related Securities - 1.4%
Tocqueville Bullion Reserve LP - Class G(b)(c)(d)(e)(f)(Originally acquired 11/28/11, Cost $25,000,000)	13,806	16,934,715
Total Private Fund (Cost $25,000,000)		16,934,715

Gold Bullion - 12.5%
Gold Bullion (b)	119,680	151,925,997
Total Gold Bullion (Cost $70,975,249)		151,925,997

Warrants - 0.3%
Gold Related Securities - 0.3%
Canada - 0.3%
Almaden Minerals Ltd.
Expiration: 08/08/2019, Exercise Price: CAD $2.00 (b)(c)(d)(e)(f)(Originally acquired 02/03/17, Cost $0)	79,585	32,415
Almaden Minerals Ltd.
Expiration: 11/11/2018, Exercise Price: CAD $2.00 (b)(c)(d)(e)(f)(Originally acquired 05/11/16, Cost $0)	740,741	221,257
Almaden Minerals Ltd.
Expiration: 11/17/2017, Exercise Price: CAD $1.00 (b)(c)(d)(e)(f)(Originally acquired 11/04/15, Cost $0)	875,000	361,370
Barkerville Gold Mines Ltd.
Expiration: 11/16/2017, Exercise Price: CAD $1.30 (b)(d)(e)(f)(Originally acquired 05/12/17, Cost $0)	3,555,000	177,358
East Asia Minerals Corp.
Expiration: 03/08/2022, Exercise Price: CAD $0.50 (b)(c)(d)(e)(f)(Originally acquired 03/03/17, Cost $0)	3,321,250	772,538
East Asia Minerals Corp.
Expiration: 12/05/2019, Exercise Price: CAD $1.00 (b)(c)(d)(e)(f)(Originally acquired 12/05/14, Cost $0)	976,493	–
East Asia Minerals Corp.
Expiration: 03/05/2020, Exercise Price: CAD $1.00 (b)(c)(d)(e)(f)(Originally acquired 03/04/15, Cost $0)	4,617,560	1,073,696

Falco Resources Ltd.
Expiration: 05/22/2018, Exercise Price: CAD $1.45 (b)(c)(d)(e)(f)(Originally acquired 11/18/16, Cost $0)	7,000,000	669,822
NuLegacy Gold Corp.
Expiration: 04/12/2018, Exercise Price: CAD $0.65 (b)(c)(d)(e)(f)(Originally acquired 10/07/16, Cost $0)	9,020,590	86,100
Osisko Gold Royalties Ltd.
Expiration: 02/18/2022, Exercise Price: CAD $36.50 (b)(c)	274,000	626,348
Trek Mining, Inc.
Expiration: 04/16/2019, Exercise Price: CAD $2.92 (b)(d)(e)(f)(Originally acquired 04/03/14, Cost $0)	150,000	1,684
Total Warrants (Cost $1)		4,022,588

Short-Term Investment - 0.1%
Money Market Fund - 0.1%
STIT - Treasury Portfolio - Institutional Class, 0.900%(g)	1,122,525	1,122,525
Total Short-Term Investment (Cost $1,122,525)		1,122,525

Total Investments (Cost $1,227,382,195) - 100.2%		1,220,625,105
Liabilities in Excess of Other Assets - (0.2)%		(2,227,112)
Total Net Assets - 100.0%		$1,218,397,993

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(b)	Non-income producing security.
(c)	Affiliated company. See Footnote 3.
(d)	Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of July 31, 2017 was $40,140,789, which represented 3.3% of net assets.
(e)	Securities are fair valued using procedures approved by the Board of Trustees. The aggregate value of fair valued securities as of July 31, 2017 was $40,140,789, which represented 3.3% of net assets.
(f)	Security is considered illiquid and may be difficult to sell.
(g)	Rate listed is the 7-day effective yield.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Delafield Fund
Schedule of Investments as of July 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 77.0%
Aerospace & Defense - 2.6%
Ducommun, Inc. (a)	180,000	$5,212,800
Honeywell International, Inc.	35,000	4,764,200
		9,977,000
Auto Components - 2.8%
Gentex Corp.	200,000	3,404,000
Horizon Global Corp. (a)	525,000	7,318,500
		10,722,500
Chemicals - 10.4%
A. Schulman, Inc.	10,000	263,000
Calgon Carbon Corp.	200,000	3,200,000
Eastman Chemical Co.	155,000	12,889,800
GCP Applied Technologies, Inc. (a)	65,000	1,969,500
HB Fuller Co.	160,000	8,243,200
Minerals Technologies, Inc.	85,000	6,018,000
PolyOne Corp.	185,000	6,767,300
		39,350,800
Commercial Services & Supplies - 1.0%
Team, Inc. (a)	260,000	3,731,000
Communications Equipment - 0.6%
Acacia Communications, Inc. (a)	55,000	2,407,350
Construction & Engineering - 3.8%
Aegion Corp. (a)	285,000	6,822,900
KBR, Inc.	500,000	7,460,000
		14,282,900
Construction Materials - 3.5%
U.S. Concrete, Inc. (a)	170,000	13,319,500
Electronic Equipment, Instruments & Components - 7.6%
Avnet, Inc.	50,000	1,919,000
Electro Scientific Industries, Inc. (a)	351,350	3,039,177
Fabrinet (a)(b)	50,000	2,250,500
Flex Ltd. (a)(b)	425,000	6,795,750
Plexus Corp. (a)	70,000	3,752,700
TTM Technologies, Inc. (a)	640,000	11,123,200
		28,880,327
Energy Equipment & Services - 1.9%
Aspen Aerogels, Inc. (a)	600,000	2,766,000
Frank's International NV (b)	120,000	972,000
McDermott International, Inc. (a)(b)	250,000	1,692,500
Tesco Corp. (a)(b)	400,000	1,840,000
		7,270,500
Health Care Equipment & Supplies - 2.8%
Abbott Laboratories	100,000	4,918,000
Invacare Corp.	365,000	5,712,250
		10,630,250

Internet Software & Services - 1.3%
Cars.com, Inc. (a)	196,666	4,778,984
IT Services - 0.9%
DXC Technology Co.	42,952	3,366,578
Machinery - 10.8%
Barnes Group, Inc.	90,000	5,416,200
Crane Co.	75,000	5,662,500
Dover Corp.	100,000	8,400,000
Harsco Corp. (a)	525,000	8,111,250
Stanley Black & Decker, Inc.	55,000	7,737,950
Xerium Technologies, Inc. (a)(c)	800,000	5,816,000
		41,143,900
Media - 2.2%
TEGNA, Inc.	560,000	8,304,800
Metals & Mining - 0.8%
Real Industry, Inc. (a)(c)	225,000	663,750
Schnitzer Steel Industries, Inc. - Class A	90,000	2,322,000
		2,985,750
Oil, Gas & Consumable Fuels - 3.4%
Boardwalk Pipeline Partners LP	425,000	7,114,500
Marathon Petroleum Corp.	100,000	5,599,000
		12,713,500
Professional Services - 5.1%
Korn/Ferry International	250,000	8,362,500
TrueBlue, Inc. (a)	430,000	10,986,500
		19,349,000
Specialty Retail - 0.7%
Advance Auto Parts, Inc.	10,000	1,120,100
Ascena Retail Group, Inc. (a)	725,000	1,696,500
		2,816,600
Technology Hardware, Storage & Peripherals - 5.8%
Diebold Nixdorf, Inc.	635,000	14,859,000
Hewlett Packard Enterprise Co.	400,000	7,004,000
		21,863,000
Textiles, Apparel & Luxury Goods - 5.6%
G-III Apparel Group Ltd. (a)	375,000	9,761,250
Hanesbrands, Inc.	125,000	2,865,000
PVH Corp.	47,000	5,606,630
Sequential Brands Group, Inc. (a)	815,000	2,616,150
Unifi, Inc. (a)	15,000	491,400
		21,340,430
Trading Companies & Distributors - 3.4%
Rush Enterprises, Inc. - Class A (a)	145,000	6,253,850
WESCO International, Inc. (a)	130,000	6,662,500
		12,916,350
Total Common Stocks (Cost $216,985,917)		292,151,019

Short-Term Investments - 22.6%
Money Market Fund - 5.0%
STIT - Treasury Portfolio - Institutional Class - 0.900% (d)	19,000,000	19,000,000

	Principal
Money Market Deposit Account - 17.6%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (e)	$66,864,700	66,864,700
Total Short-Term Investments (Cost $85,864,700)		85,864,700

Total Investments (Cost $302,850,617) - 99.6%		378,015,719
Other Assets in Excess of Liabilities - 0.4%		1,485,830
Total Net Assets - 100.0%		$379,501,549

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Canada 0.5%; Cayman Islands 0.6%; Netherlands 0.3%; Panama 0.4%; Singapore 1.8%.
(c)	Affiliated company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.
(e)	Variable rate security. The rate listed is as of 07/31/2017.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

The Tocqueville Select Fund
Schedule of Investments as of July 31, 2017
(Unaudited)

	Shares	Value
Common Stocks - 90.6%
Auto Components - 8.0%
Gentex Corp.	108,000	$1,838,160
Horizon Global Corp. (a)	162,000	2,258,280
		4,096,440
Chemicals - 8.6%
Eastman Chemical Co.	28,700	2,386,692
Minerals Technologies, Inc.	28,900	2,046,120
		4,432,812
Commercial Services & Supplies - 1.6%
Team, Inc. (a)	58,000	832,300
Computers & Peripherals - 4.1%
Diebold Nixdorf, Inc.	90,000	2,106,000
Electronic Equipment, Instruments & Components - 4.1%
Flex Ltd. (a)(b)	132,700	2,121,873
Industrial Conglomerates - 2.4%
Carlisle Cos., Inc.	12,700	1,239,393
Internet Software & Services - 8.8%
Cars.com, Inc. (a)	65,733	1,597,312
j2 Global, Inc.	34,400	2,911,272
		4,508,584
IT Services - 4.6%
EPAM Systems, Inc. (a)	27,400	2,354,482
Machinery - 18.1%
Dover Corp.	29,100	2,444,400
Harsco Corp. (a)	155,400	2,400,930
Stanley Black & Decker, Inc.	18,000	2,532,420
Xerium Technologies, Inc. (a)(c)	265,000	1,926,550
		9,304,300
Media - 3.9%
TEGNA, Inc.	136,000	2,016,880
Metals & Mining - 5.1%
Real Industry, Inc. (a)(c)	876,681	2,586,209
Professional Services - 8.8%
ICF International, Inc. (a)	49,400	2,235,350
TrueBlue, Inc. (a)	89,391	2,283,940
		4,519,290
Specialty Retail - 2.3%
Pier 1 Imports, Inc.	255,200	1,176,472
Textiles, Apparel & Luxury Goods - 5.0%
G-III Apparel Group Ltd. (a)	99,200	2,582,176
Trading Companies & Distributors - 5.2%
WESCO International, Inc. (a)	52,300	2,680,375
Total Common Stocks (Cost $39,903,041)		46,557,586

Short-Term Investments - 7.4%
Money Market Fund - 4.7%
STIT - Treasury Portfolio - Institutional Class - 0.900% (d)	2,400,000	2,400,000

	Principal
Money Market Deposit Account - 2.7%	Amount
U.S. Bank Money Market Deposit Account, 0.300% (e)	$1,352,443	1,352,443
Total Short-Term Investments (Cost $3,752,443)		3,752,443

Total Investments (Cost $43,655,484) - 98.0%		50,310,029
Other Assets in Excess of Liabilities - 2.0%		1,034,225
Total Net Assets - 100.0%		$51,344,254

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security. Foreign concentration was as follows: Singapore 4.1%.
(c)	Affiliated Company. See Footnote 3.
(d)	Rate listed is the 7-day effective yield.
(e)	Variable rate security. The rate listed is as of 07/31/2017.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

1) Fair Valuation Measurements (Unaudited)

     The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below.

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end mutual funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security.  When using the mean between the latest bid and ask price, the security will be classified as Level 2.  Common stocks of the International Value Fund that are traded on non-North American exchanges are valued using matrix pricing formulas provided by an independent pricing service.  These securities will generally be classified as Level 2 securities.  Gold bullion is valued at the mean of the closing bid and ask prices from the New York Mercantile Exchange and is classified as a Level 2.

     Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees.  These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.  Forward currency contracts derive their value from the underlying currency prices.  These are valued by a pricing service using pricing models.  The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.  Options can diverge from the prices of their underlying instruments.  These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1.  If there is no composite last price on a given day the mean between the latest bid and ask price will be used.  These contracts are classified as Level 2.

     Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Adviser pursuant to procedures established under the general supervision and responsibility of the Funds' Board of Trustees and will be classified as Level 3 securities.  In determining fair value, a Fund will seek to assign a value to the security which it believes represents the amount that the Fund could reasonably expect to receive upon its current sale.  With respect to securities that are actively traded on U.S. exchanges, the Funds expect that market quotations will generally be available and that fair value might be used only in limited circumstances, such as when trading for a security is halted during the trading day.

     For securities traded principally on foreign exchanges, the Funds may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of a Fund's NAV, which a Fund believes affects the value of the security since its last market quotation.  Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Funds may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE.  Fair value pricing may also be used to value restricted securities held by the Funds or securities with little or no trading activity for extended periods of time.  Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price.  As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used, as of July 31, 2017, involving the Funds' assets and liabilities carried at fair value. The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Description	Level 1	Level 2	Level 3	Total

The Tocqueville Fund
Assets
Common Stocks*	$272,223,789	$-	$-	$272,223,789

Preferred Stock*	-	-	1,600	1,600

Real Estate Investment Trust (REIT)*	6,604,000	-	-	6,604,000

Exchange-Traded Fund (ETF)*	3,144,000	-	-	3,144,000

Money Market Fund	1,342,651	-	-	1,342,651

Total Assets	$283,314,440	$-	$1,600	$283,316,040

The Tocqueville Opportunity Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$75,515,137	$-	$-	$75,515,137

Real Estate Investment Trusts (REITs)*	187,441	-	-	187,441

Exchange-Traded Fund (ETF)*	326,095	-	-	326,095

Purchased Call Options
Banks	20,700	-	-	20,700
Consumer Durables & Apparel	40,000	-	-	40,000
Diversified Financials	-	750	-	750
Energy	-	12,500	-	12,500
Food, Beverage & Tobacco	38,000	-	-	38,000
Pharmaceuticals, Biotechnology & Life Sciences	78,650	-	-	78,650
Technology Hardware & Equipment	197,000	138,000	-	335,000
Transportation	376,850	-	-	376,850
Total Purchased Call Options	751,200	151,250	-	902,450

Money Market Fund	31,346	-	-	31,346

Total Assets	$76,811,219	$151,250	$-	$76,962,469

The Tocqueville International Value Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$14,872,620	$-	$-	$14,872,620
Belgium	-	20,512,419	-	20,512,419
Brazil	14,622,400	-	-	14,622,400
Canada	22,627,060	-	-	22,627,060
Denmark	-	19,508,592	-	19,508,592
Finland	14,856,750	-	-	14,856,750
France	-	143,748,228	-	143,748,228
Germany	19,545,724	53,195,175	-	72,740,899
Hong Kong	11,962,345	-	-	11,962,345
Ireland	-	23,216,408	-	23,216,408
Japan	-	152,335,021	-	152,335,021
Netherlands	16,811,130	16,422,830	-	33,233,960
Netherlands Antilles	21,252,280	-	-	21,252,280
Singapore	-	4,994,214	-	4,994,214
Spain	-	34,734,611	-	34,734,611
Sweden	-	9,308,623	-	9,308,623
Switzerland	46,772,610	-	-	46,772,610
United Kingdom	49,258,030	77,426,947	-	126,684,977
United States	22,190,000	-	-	22,190,000
Total Common Stocks	254,770,949	555,403,068	-	810,174,017

Preferred Stocks
Brazil	14,835,360	-	-	14,835,360
Republic of Korea	-	24,655,836	-	24,655,836
Total Preferred Stocks	14,835,360	24,655,836	-	39,491,196

Real Estate Investment Trust (REIT)*	9,190,444	-	-	9,190,444
Money Market Fund	45,547,433	-	-	45,547,433

Money Market Deposit Account	-	30,722,460	-	30,722,460

Total Assets	$324,344,186	$610,781,364	$-	$935,125,550

Liabilities
Forward Currency Contract **	$-	$(234,281)	$-	$(234,281)
Total Liabilities	$-	$(234,281)	$-	$(234,281)

The Tocqueville Gold Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$941,754,323	$5,856,447	$702,005	$948,312,775
Other Precious Metals Related	85,055,123	-	5,717,407	90,772,530
Other	-	-	7,533,975	7,533,975
Total Common Stocks	1,026,809,446	5,856,447	13,953,387	1,046,619,280

Private Fund***^	-	-	-	16,934,715

Gold Bullion	-	151,925,997	-	151,925,997

Warrants *	626,348	3,396,240	-	4,022,588

Money Market Fund	1,122,525	-	-	1,122,525

Total Assets	$1,028,558,319	$161,178,684	$13,953,387	$1,220,625,105

The Delafield Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$292,151,019	$-	$-	$292,151,019

Money Market Fund	19,000,000	-	-	19,000,000

Money Market Deposit Account	-	66,864,700	-	$66,864,700

Total Assets	$311,151,019	$66,864,700	$-	$378,015,719

The Tocqueville Select Fund	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$46,557,586	$-	$-	$46,557,586

Money Market Fund	2,400,000	-	-	2,400,000

Money Market Deposit Account	-	1,352,443	-	1,352,443

Total Assets	$48,957,586	$1,352,443	$-	$50,310,029

* For further information regarding portfolio characteristics, please see the accompanying Schedules of Investments.
** Derivative instruments not reflected in the Schedule of Investments, such as forward currency contracts, are reflected at the unrealized appreciation (depreciation)
on the instrument.
***Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy.  The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

^ The Gold Fund currently invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption.

Below is a reconciliation that details the transfer of securities between Level 1 and Level 2 during the reporting period:

	The Tocqueville International Value Fund	The Tocqueville Gold Fund
Transfers Into Level 1	$9,201,205	$1,509,040
Transfers Out of Level 1	-	-
Net Transfers Into/(Out of ) Level 1	9,201,205	1,509,040
Transfers Into Level 2	-	-
Transfers Out of Level 2	(9,201,205)	(1,509,040)
Net Transfers Into/(Out of ) Level 2	$(9,201,205)	$(1,509,040)

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

	The Tocqueville Fund	The Tocqueville Gold Fund
Beginning Balance - November 1, 2016	$1,600	$30,223,082
Purchases	-	-
Sales	-	-
Realized gains	-	-
Realized losses	-	-
Change in unrealized appreciation	-	665,020
Transfers in/(out) of Level 3	-	(16,934,715)
Ending Balance - July 31, 2017	$1,600	$13,953,387

    The movement from Level 2 to Level 1 in the International Value Fund was due to the use of a closing price provided by the primary pricing source of the Funds.  The movement from Level 2 to Level 1 in the Gold Fund was due to the use of market quotations or closing prices provided by the pricing service because the market was considered active. There were no transfers between levels in The Tocqueville Fund, The Opportunity Fund, The Delafield Fund or The Select Fund. Transfers between levels are recognized at the end of the reporting period.

The Movement out of Level 3 in the Gold Fund was due to the Private Fund held, which is measured at fair value using the net asset value per share (or its equivalent)
practical expedient, no longer being categorized in the fair value hierarchy.

As of July 31, 2017, the change in unrealized appreciation on positions still held in the Tocqueville Gold fund was $665,020.

Fund	Type of Security	Industry	Fair Value at 7/31/2017	Valuation Techniques	Unobservable Inputs	Range

The Tocqueville Fund	Preferred Stock	Health Care	$1,600	Latest company valuation	Financing prices	$0.004

The Tocqueville Gold Fund	Common Stock	Gold Related	$702,005	Latest company valuation	Financing prices	$0.33

		Other Precious Metals Related	5,717,407	Latest company financing price	Financing prices	$3.50

		Other	7,533,975	Latest company financing price	Financing prices	$1.38-$8.60

     The significant unobservable inputs used in the fair value measurement of the Tocqueville Fund's preferred stock and the Gold Fund's common stocks are the most recent financing prices of the portfolio company, which approximate the companies' value in the market place.

Significant changes in the companies' ability to receive financing for new projects in the future would be an indication of the companies' financial position and market value.

      The Trust's valuation procedures have been adopted by the Trust's Board of Trustees, which has established a Valuation Committee to oversee the valuation process. The Valuation Committee meets on an as needed basis to evaluate changes in the valuation of portfolio securities. The full findings and valuations are then reviewed quarterly by the Independent Trustees.

Derivative Instruments and Hedging Activities
The Funds' Adviser may use derivative instruments, such as options and forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. The Trust has adopted disclosure standards in order to enable the investor to understand how and why an entity used derivatives, how derivatives are accounted for, and how derivatives affect an entity's results of operations and financial position.

In the Opportunity Fund, the Adviser used options to gain exposure to the underlying equity security. In the International Value Fund, the Adviser used forward currency contracts to adjust exposure to foreign exchange rate risk.

Balance Sheet - Values of Derivative Instruments as of July 31, 2017.

The Tocqueville Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Balance Sheet Location	Value	Balance Sheet Location	Value
Purchased Options	Investments, at Value	$ 902,450		$ -
Total		$ 902,450		$ -

Tocqueville International Value Fund
	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value

Forward Currency Contracts*			Depreciation on forward currency contracts	$ (234,281)
Total		$ -		$ (234,281)

* The respective counterparty for each contract is disclosed in the Open Forward Currency Contract detail within the Schedule of Investments.

Derivatives Risk

The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds. The measurement of risks associated with these instruments is meaningful only when all related offsetting transactions are considered. The use of options and forward currency contracts do not create leverage in the Funds.

The average monthly value of call options in the Opportunity Fund during the period ended July 31, 2017 was $813,326.

Transactions in options in the Opportunity Fund during the period ended July 31, 2017 were as follows:

	Notional Amount	Contracts
Outstanding, beginning of period:	$21,943,750	1,295
Options purchased	74,645,000	11,935
Options terminated in closing transactions	(38,922,750)	(4,968)
Options exercised	(1,940,000)	(200)
Options expired	(23,151,000)	(2,612)
Outstanding, end of period:	$32,575,000	5,450

The average monthly notional amount of forward currency contracts during the period ended July 31, 2017 was as follows:

International Value Fund
Long Positions	$-
Forward currency contracts
Short Positions	$22,911,073
Forward currency contracts

2)	Federal Tax Information (Unaudited)

The cost basis of investments for federal income tax purposes at July 31, 2017 for The Tocqueville Fund, The Tocqueville Opportunity Fund, The Tocqueville International Value Fund, The Tocqueville Gold Fund, The Delafield Fund, and The Tocqueville Select Fund (collectively the "Funds"), were as follows*:

	The Tocqueville Fund	The Tocqueville Opportunity Fund	The Tocqueville International Value Fund	The Tocqueville Gold Fund	The Delafield Fund	The Tocqueville Select Fund
Cost of Investments	$150,132,560	$58,365,290	$786,757,823	$1,227,382,195	$302,850,617	$43,655,484
Gross unrealized appreciation	$133,671,846	$20,393,535	$159,103,211	$315,916,874	$94,820,815	$11,903,629
Gross unrealized depreciation	(488,366)	(1,796,356)	(10,735,484)	(322,673,964)	(19,655,713)	(5,249,084)
Net unrealized appreciation (depreciation)	$133,183,480	$18,597,179	$148,367,727	$(6,757,090)	$75,165,102	$6,654,545

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

3) Transactions with Affiliates (Unaudited)

The following issuers are affiliated with the Funds; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from November 1, 2016 through July 31, 2017.  As defined in Section (2)(a)(3) of the Investment Company Act  of 1940; such issues are:

	November 1, 2016		Additions		Reductions		July 31, 2017	Dividend	Realized	July 31, 2017
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Gain/(Loss)	Value	Cost

The Tocqueville Gold Fund

Almaden Minerals Ltd.	1,481,482	$1,556,421	4,125,837	$3,488,775	-	$-	5,607,319	$-	$-	$6,656,372	$5,045,196
Almaden Minerals Ltd.(a)	-	-	159,170	164,930	(159,170)	(164,930)	-	-	-	-	-
Almaden Minerals Ltd.(a)	3,966,667	3,323,845	-	-	(3,966,667)	(3,323,845)	-	-	-	-	-
Almaden Minerals Ltd. Warrant	740,741	-	-	-	-	-	740,741	-	-	221,257	-
Almaden Minerals Ltd. Warrant	875,000	-	-	-	-	-	875,000	-	-	361,370	-
Almaden Minerals Ltd. Warrant	-	-	79,585	-	-	-	79,585	-	-	32,415	-
ATAC Resources Ltd.	10,016,891	32,715,236	-	-	-	-	10,016,891	-	-	4,900,985	32,715,236
AuRico Metals, Inc.	7,411,437	4,616,358	-	-	-	-	7,411,437	-	-	7,014,635	4,616,358
Bear Creek Mining Corp.	7,413,200	28,761,181	-	-	-	-	7,413,200	-	-	14,983,970	28,761,181
Corvus Gold, Inc.	3,350,901	2,356,445	-	-	-	-	3,350,901	-	-	2,159,656	2,356,445
Corvus Gold, Inc.	13,030,000	10,588,821	-	-	-	-	13,030,000	-	-	8,360,938	10,588,821
East Asia Minerals Corp.	66,484,933	22,296,021	66,619,440	3,648,570	(119,813,380)	(3,148,570)	13,290,993	-	-	3,091,548	22,796,021
East Asia Minerals Corp. Warrant	6,500,000	-	-	-	(6,500,000)	-	-	-	-	-	-
East Asia Minerals Corp. Warrant	9,764,933	-	-	-	(8,788,440)	-	976,493	-	-	-	-
East Asia Minerals Corp. Warrant	-	-	33,212,500	-	(29,891,250)	-	3,321,250	-	-	772,538	-
East Asia Minerals Corp. Warrant	46,175,600	-	-	-	(41,558,040)	-	4,617,560	-	-	1,073,696	-
Falco Resources Ltd.	2,222,300	886,202	14,000,000	11,086,852	-	-	16,222,300	-	-	13,271,904	11,973,054
Falco Resources Ltd. Warrant	-	-	7,000,000	-	-	-	7,000,000	-	-	669,822	-
GoGold Resources, Inc.	19,546,700	24,317,749	-	-	(4,257,700)	(5,251,169)	15,289,000	-	(3,713,018)	6,867,327	19,066,580
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	6,893,000	5,000,000
International Tower Hill Mines Ltd.	5,738,836	20,953,121	-	-	-	-	5,738,836	-	-	2,984,769	20,953,120
International Tower Hill Mines Ltd.	11,289,744	40,113,412	9,041,554	4,339,946	-	-	20,331,298	-	-	10,599,835	44,453,358
Jaguar Mining, Inc.	65,858,798	7,512,329	-	-	-	-	65,858,798	-	-	13,734,339	7,512,329
Jaguar Mining, Inc.	-	-	3,770,909	1,220,000	-	-	3,770,909	-	-	770,666	1,220,000
MAG Silver Corp.	2,945,400	32,406,929	-	-	(118,300)	(1,185,744)	2,827,100	-	192,799	38,957,438	31,221,185
NuLegacy Gold Corp.	19,535,500	3,102,220	9,020,590	3,055,985	-	-	28,556,090	-	-	5,726,106	6,158,205
NuLegacy Gold Corp.(a)	-	-	9,020,590	3,055,985	(9,020,590)	(3,055,985)	-	-	-	-	-
NuLegacy Gold Corp.(a)	9,553,152	3,236,406	-	-	(9,553,152)	(3,236,406)	-	-	-	-	-
NuLegacy Gold Corp. Warrant(a)	9,553,152	-	-	-	(9,553,152)	-	-	-	-	-	-
NuLegacy Gold Corp. Warrant	-	-	9,020,590	-	-	-	9,020,590	-	-	86,100	-
Osisko Gold Royalties Ltd.	3,184,740	45,233,444	-	-	-	-	3,184,740	96,771	-	40,896,481	45,233,444
Osisko Gold Royalties Ltd. Warrant	274,000	-	-	-	-	-	274,000	-	-	626,348	-
Osisko Mining, Inc.(a)	1,123,239	3,496,359	-	-	(1,123,239)	(3,496,359)	-	-	-	-	-
Osisko Mining, Inc.	2,730,000	5,760,157	2,974,239	8,890,639	-	-	5,704,239	-	-	20,558,791	14,650,796
Premier Gold Mines Ltd.	7,857,660	15,522,203	1,785,500	2,852,630	-	-	9,643,160	-	-	26,220,423	18,374,833
Rockhaven Resources Ltd.(b)	6,400,000	6,455,589	-	-	(1,768,500)	(2,216,050)	4,631,500	-	(2,002,106)	594,377	4,239,539
Rubicon Minerals Corp.(a)(b)	11,275,000	15,678,646	-	-	(11,275,000)	(15,678,646)	-	-	-	-	-
Rubicon Minerals Corp.(b)	-	-	69,556	15,678,646	(69,556)	(15,678,646)	-	-	(15,562,638)	-	-
SEMAFO, Inc.	10,224,200	38,716,798	2,750,000	6,859,325	(1,507,200)	(2,213,981)	11,467,000	-	1,838,874	27,560,934	43,362,142
Strategic Metals Ltd.	10,463,400	15,145,574	-	-	-	-	10,463,400	-	-	3,692,718	15,145,574
Tocqueville Bullion Reserve LP - Class G(c)	13,806	25,000,000	-	-	-	-	13,806	-	-	16,934,715	25,000,000
Torex Gold Resources, Inc.	3,278,550	49,114,641	-	-	(911,600)	(14,907,883)	2,366,950	-	(2,247,516)	43,152,816	34,206,758
Trifecta Gold Ltd.	-	-	2,325,200	-	-	-	2,325,200	-	-	363,677	-
		$463,866,107		$64,342,283		$(73,558,214)		$96,771	$(21,493,605)	$330,791,966	$454,650,175

The Delafield Fund
Horizon Global Corp. (b)	250,000	$3,064,902	400,000	$5,829,339	(125,000)	$(2,238,758)	525,000	$-	$(512,753)	$7,318,500	$6,655,483
Real Industry, Inc.	103,746	623,945	121,254	478,143	-	-	225,000	-	-	683,750	1,102,088
Xerium Technologies, Inc.	900,000	12,042,318	-	-	(100,000)	(1,253,750)	800,000	-	(540,767)	5,816,000	10,788,568
		$15,731,165		$6,307,482		$(3,492,508)		$-	$(1,053,520)	$13,818,250	$18,546,139

The Tocqueville Select Fund
				-
Horizon Global Corp.(b)	201,000	$2,392,259	-	$-	(39,000)	$(516,862)	162,000	$-	$414,581	$2,258,280	$1,875,397
Real Industry, Inc.	265,581	1,617,153	611,100	1,908,059	-	-	876,681	-	-	2,586,209	3,525,212
Summer Infant, Inc.(b)	631,231	2,401,056	-	-	(631,231)	(2,401,056)	-	-	(1,201,961)	-	-
Xerium Technologies, Inc.	265,000	3,374,608	-	-	-	-	265,000	-	-	1,926,550	3,374,608
		$9,785,076		$1,908,059		$(2,917,918)		$-	$(787,380)	$6,771,039	$8,775,217

(a) Private security restrictions lifted during period and combined with other non restricted securities
(b) Security is no longer an affiliated company at July 31, 2017.
(c) Tocqueville Bullion Reserve ("TBR") is a Delaware Limited Partnership created for the purpose of owning physical gold. The General Partner of TBR is TERA Management LLC ("Tera"), a Delaware Limited Liability Company, which is equally owned and managed by Tocqueville Partners II LLC ("TP2"), a Delaware Limited Liability Company, and Eidesis Real Assets LLC ("Eidesis"), a Delaware Limited Liability Company. The Managing Member of TP2 is Robert Kleinschmidt, President of the Trust, who has a 51% participating percentage in TP2 and the sole Non-Managing Member is John Hathaway, co-portfolio manager of the Tocqueville Gold Fund, who has a 49% participating percentage.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Trust

By (Signature and Title)  /s/ Robert W. Kleinschmidt
   Robert W. Kleinschmidt, President

Date  September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Robert W. Kleinschmidt
  Robert W. Kleinschmidt, President

Date  September 25, 2017

By (Signature and Title)*  /s/ Helen Balk
 Helen Balk, Treasurer

Date  September 25, 2017

* Print the name and title of each signing officer under his or her signature.